WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 45.0%
FHLMC - 15.7%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-8/1/52	$11,838,505	$10,819,868
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40-4/1/52	5,047,249	4,481,449
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-2/1/52	34,443,924	29,242,928
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	8,361,107	6,887,683
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-7/1/49	481,608	463,337
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/52	5,543,801	5,172,774
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.873%	11/1/47	412,465	397,609	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	541,704	521,018	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.008%	11/1/48	1,979,636	1,881,220	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	7,311,729	6,961,325
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	2,741	2,763
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	9/1/46-4/1/49	895,199	874,373
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	20,280,936	18,148,118

Total FHLMC				85,854,465

FNMA - 19.7%
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	4,538,898
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	90,967	92,675
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	15,544	16,200
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	15,113,555	13,890,996
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	700,000	575,951
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	1,184,808	1,013,901	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	1

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-1/1/52	$19,865,311	$17,773,812
Federal National Mortgage Association (FNMA)	2.500%	4/1/41-9/1/61	28,426,193	24,152,855
Federal National Mortgage Association (FNMA)	4.000%	5/1/42- 4/1/48	6,708,424	6,381,965
Federal National Mortgage Association (FNMA)	4.500%	10/1/45- 1/1/59	14,078,531	13,719,676
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-10/1/46	6,915,073	6,952,428
Federal National Mortgage Association (FNMA)	2.000%	8/1/50- 2/1/52	17,028,333	13,898,588
Federal National Mortgage Association (FNMA)	2.500%	10/1/51	6,000,000	5,035,664	(b)

Total FNMA				108,043,609

GNMA - 9.6%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	7,326	7,473
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	55,945	56,652
Government National Mortgage Association (GNMA)	6.000%	11/15/32	240,641	247,705
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	388,915	393,987
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	641,239	575,677
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	2,735,716	2,546,062
Government National Mortgage Association (GNMA)	4.000%	3/15/50	65,058	61,801
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/52	9,300,281	8,540,825
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-3/20/52	14,886,975	13,235,182
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-8/20/50	6,041,272	5,776,217
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-7/20/50	2,992,504	2,910,656
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-8/20/52	11,062,367	9,550,755

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	$366,094	$300,676
Government National Mortgage Association (GNMA) II	3.000%	10/1/51	5,900,000	5,216,199	(b)
Government National Mortgage Association (GNMA) II	4.000%	10/1/51	300,000	280,230	(b)
Government National Mortgage Association (GNMA) II	5.000%	10/1/51	1,000,000	978,989	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.783%)	3.416%	6/20/60	1,989,576	2,015,095	(a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.071%)	3.901%	8/20/58	33,381	33,429	(a)

Total GNMA				52,727,610

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $275,688,954)				246,625,684

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 44.6%
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	3.193%	7/20/46	83,463	63,524	(a)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	3.692%	10/15/38	670,000	635,688	(a)(d)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	4.073%	11/17/38	927,937	913,557	(a)(d)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.809%	8/10/45	2,373,261	711,978	(a)(d)
BANK, 2021-BN32 XA, IO	0.889%	4/15/54	6,093,234	273,009	(a)
Benchmark Mortgage Trust, 2019-B13 A3	2.701%	8/15/57	1,440,000	1,225,000
Benchmark Mortgage Trust, 2019-B13 XA, IO	1.257%	8/15/57	10,085,533	518,248	(a)
Benchmark Mortgage Trust, 2020-B16 A4	2.483%	2/15/53	1,450,000	1,207,287
Benchmark Mortgage Trust, 2020-IG3 C	3.390%	9/15/48	2,000,000	1,425,702	(a)(d)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.223%	4/15/54	16,870,050	1,088,601	(a)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. USD LIBOR + 1.900%)	4.718%	7/15/35	2,250,000	2,146,572	(a)(d)
BHMS Mortgage Trust, 2018-MZB (1 mo. USD LIBOR + 6.637%)	9.454%	7/15/25	1,070,000	1,037,544	(a)(d)
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	4.518%	9/15/38	1,060,000	992,121	(a)(d)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	5.960%	10/15/36	1,070,000	957,249	(a)(d)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	136,722	134,150
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	2,119,086	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	3

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	10.168%	7/15/32	$2,522,000	$2,128,290	(a)(d)
CSMC Trust, 2017-RPL3 B3	4.349%	8/1/57	2,999,586	2,769,211	(a)(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%)	9.818%	12/15/22	7,449,346	7,373,544	(a)(d)
CSMC Trust, 2022-NWPT A (1 mo. Term SOFR + 3.143%)	5.989%	9/15/35	1,750,000	1,741,870	(a)(d)
Deephaven Residential Mortgage Trust, 2020-2 A3	2.856%	5/25/65	3,140,000	3,028,309	(d)
Ellington Financial Mortgage Trust, 2020-1 B2	5.137%	5/25/65	3,570,000	3,495,580	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.077%	2/25/48	57,530,344	79,961	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.577%	2/25/48	2,387,607	1,947,392	(a)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.577%	2/25/48	2,291,956	1,217,616	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019 RR01 X, IO	1.534%	6/25/28	2,300,000	163,618	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.608%	8/25/31	9,998,405	353,221	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K141 X1, IO	0.407%	2/25/32	34,198,128	825,615	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	17,097,073	399,362	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	66,478,972	1,804,838	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.391%	7/25/32	20,099,032	451,103	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.869%	3/25/28	6,196,889	183,706	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.636%	1/25/34	39,969,339	1,531,781	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.630%	5/25/35	4,352,641	564,201	(a)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	$14,973,561	$629,267	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.626%	10/25/31	14,693,364	539,940	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	396,808	409,709
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	53,908	53,441
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.332%	5/15/29	22,298	862	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	3.322%	1/15/37	29,324	2,188	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	4.182%	12/15/37	302,722	31,602	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3947 SG,IO(-1.000 x 1 mo. USD LIBOR + 5.950%)	3.132%	10/15/41	245,440	21,367	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,3966 SA,IO(-1.000 x 1 mo. USD LIBOR + 5.900%)	3.082%	12/15/41	900,253	67,550	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	172,709	7,041
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	1,202,636	981,832
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	581,577	25,677
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	1,850,553	202,526
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,875,880	465,883
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	1,370,631	105,459
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	1,827,897	193,510
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	1,785,535	122,230

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	5

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4203 PS,IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.432%	9/15/42	$576,686	$44,748	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,243,715	2,619,330
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	464,426	20,105
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4700 QI, IO	3.500%	7/15/44	406,581	5,951
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4715 JS,IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.332%	8/15/47	1,278,852	158,445	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	576,287	40,228
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4808 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.382%	7/15/48	1,364,257	169,404	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	332,043	299,905
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,697,195	318,918
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4882 S, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.232%	5/15/49	1,825,817	193,239	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4921 SN,IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	2.966%	10/25/49	3,196,386	335,639	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,249,265	2,275,237
Federal Home Loan Mortgage Corp. (FHLMC) REMIC,4962 SP,IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.050%)	2.966%	3/25/50	1,790,906	177,537	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	5,857,537	3,520,453
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	2,479,897	358,475
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	12,764,177	1,985,145
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	151,732	22,619

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	$710,231	$115,734
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,038	2,111,011
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	6,347,496	806,645
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	5,395,673	886,052
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,391,450	373,760
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,909,800	676,296
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	5,616,406	568,157
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	18,692,392	2,991,198
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	9,037,322	1,146,918
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,704,333	358,752
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	8,548,148	1,233,075
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	8,020,309	1,109,428
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	1,023,194	144,099
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	5,682,818	757,715
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,127,740
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	3,045,307
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	2,800,000	2,117,158
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,411,061	956,216	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.274%	9/25/55	8,164,878	948,788	(a)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	$53,076,997	$151,057	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	7,874,946	1,520,899	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.479%	8/25/56	17,265,173	1,863,428	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	328,278,016	1,232,356	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.132%	9/15/43	1,252,504	127,626	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	2,918,864	2,306,906
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.074%	2/15/38	305,008	11,484	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	13.834%	3/25/25	2,013,732	2,012,494	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	13.584%	10/25/28	2,381,991	2,476,948	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	13.084%	7/25/29	2,522,327	2,392,312	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.124%	9/25/47	1,813,836	1,568,323	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	14.834%	5/25/43	4,954,775	5,298,600	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	6.834%	4/25/43	2,550,000	2,501,331	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	13.334%	1/25/29	4,599,003	4,837,062	(a)(d)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	12.334%	4/25/29	$3,747,610	$3,829,039	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1B2 (30 Day Average SOFR + 5.500%)	7.781%	12/25/41	500,000	422,930	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	1.190%	6/25/29	15,093,933	792,053	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.872%	1/25/29	6,754,691	581,602	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.540%	4/25/32	41,121,873	1,241,642	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.815%	1/25/37	6,773,712	840,861	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.373%	12/25/32	20,358,416	1,627,633	(a)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	54,979	10,276
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	275,613	272,618
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.640%	8/25/39	292,030	293,274	(a)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	792,210	792,403
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	292,356	51,098
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	3.476%	8/25/40	688,391	68,145	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	158,911	162,661
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.200%	1/25/38	262,540	318,566	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	3.466%	12/25/40	1,020,072	26,270	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	79,883	81,944
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	187,184	201,340

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	9

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	3.516%	7/25/42	$1,052,912	$111,497	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	913,758	96,139
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	861,220	41,050
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	1,676,984	76,881
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	174,863	185,758
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,458,615	1,490,915
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.124%	8/25/44	791,508	32,000	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	0.177%	8/25/44	1,493,662	49,152	(a)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	0.358%	8/25/44	1,100,086	45,521	(a)
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	6,376,478	965,554
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	4,730,775	912,336
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	1,247,373	251,225
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,265,045	1,549,186
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.606%	7/25/49	4,356,706	428,072	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	2.966%	8/25/49	2,152,518	284,391	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	2.966%	8/25/49	2,359,158	245,455	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	2.916%	10/25/49	1,307,427	143,451	(a)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	2.916%	10/25/49	$2,000,471	$195,926	(a)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	2.916%	10/25/49	4,246,875	446,585	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	2.866%	5/25/50	1,733,834	171,293	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,150,588	689,667
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,843,317	237,239
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,571,132	339,781
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	159,583	27,394
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	2,144,990	318,211
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,112,738	165,806
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	5,921,981	877,453
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	9,072,504	1,217,424
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,840,781	805,509
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	3,183,372	458,538
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	913,228	140,818
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,929,816	889,266
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	1,023,307	152,121
Federal National Mortgage Association (FNMA) REMIC, 2021-85 IN, IO	2.500%	2/25/50	4,246,889	683,870
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	2,262,132	339,391
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,633,062	4,554,094

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	11

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	$628,009	$98,962
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	49,174	8,171
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	60,052	12,686
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	44,117	7,928
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,590,706	277,736
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	33,730	7,014
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	26,486	4,771
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	277,515	48,894
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,916,592	452,220
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	6,891,012	1,203,263
Government National Mortgage Association, 2022-86 C	2.250%	10/16/63	800,000	461,242	(a)
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. USD LIBOR + 0.300%)	3.239%	8/16/34	415,832	413,974	(a)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.261%	10/16/34	406,297	22,764	(a)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.236%	4/20/37	2,642,706	138,952	(a)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.600%)	3.586%	7/20/37	403,601	33,204	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. USD LIBOR + 1.150%)	4.164%	11/20/59	272,109	273,041	(a)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.161%	11/16/34	919,969	37,923	(a)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	3.466%	4/20/40	$4,482	$480	(a)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	51,320	51,281
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.061%	5/16/40	290,966	16,262	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	3.636%	1/20/40	2,801	47	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	3.173%	2/20/60	1,118,097	1,113,776	(a)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	36,122	1,176
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	2.386%	5/20/41	1,119,421	87,578	(a)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	844,866	840,553
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	3,042,693	30	(a)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.161%	11/16/41	892,918	82,905	(a)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	3.636%	2/20/41	345,190	21,672	(a)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.094%	8/16/52	1,340,223	1,049	(a)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	2,419,888	171,741
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.945%	9/16/51	2,507,194	47,528	(a)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.018%	2/16/46	2,514,111	64,718	(a)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	935,822	188,503
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.468%	6/16/55	3,221,662	51,027	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	13

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.630%	9/16/55	$1,049,844	$28,591	(a)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.161%	4/16/44	2,639,010	220,641	(a)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	2.661%	6/16/44	1,061,911	86,015	(a)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.186%	8/20/44	569,085	60,747	(a)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	2,217,371	365,478
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.036%	4/20/46	1,794,575	178,090	(a)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.671%	8/16/58	2,998,254	90,459	(a)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	3,852,410
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.211%	2/16/47	2,585,939	260,260	(a)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.642%	10/16/58	8,506,740	321,180	(a)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	3,969,495	828,406
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.618%	7/16/58	588,440	18,252	(a)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.539%	3/16/60	2,491,743	89,368	(a)
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.236%	9/20/48	1,571,662	133,776	(a)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.186%	10/20/48	2,503,966	201,002	(a)
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. USD LIBOR + 3.290%)	0.276%	7/20/49	18,294,842	409,358	(a)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.136%	7/20/47	$1,008,218	$101,457	(a)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.086%	3/20/50	5,775,040	733,037	(a)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	565,229	91,318
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	228,128	35,646
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	1,329,550	208,203
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	1,395,757	208,334
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	2,530,903	156,022	(a)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	6,836,770	1,011,006
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,513,566	370,446
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	5,083,204	748,763
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	169,810	25,251
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	5,186,188	918,717
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	251,146	37,281
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	689,689	94,382
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,310,529	146,413
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	4,217,680	754,923
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. USD LIBOR + 0.600%)	2.957%	1/20/70	1,109,265	1,096,650	(a)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.015%	4/1/70	7,762,521	270,074	(a)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	15

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	2.857%	7/20/70	$51,123	$49,919	(a)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	2.807%	7/20/70	537,163	521,685	(a)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,197,128	924,298
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	3,144,994	2,453,711
Government National Mortgage Association (GNMA), 2021-216 NI, IO	3.000%	12/20/51	4,570,582	790,670
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,959,873	846,180
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. USD LIBOR + 6.300%, 1.300% cap)	1.300%	12/20/50	24,197,605	1,575,554	(a)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	762,382	132,137
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,706,626	305,661	(a)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.866%	10/16/62	4,707,842	313,769	(a)
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,761,857	705,759
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	8,786,930	1,207,222
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	5,343,887	774,876
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.903%	11/16/63	2,451,387	183,250	(a)
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,818,075	1,055,775	(a)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,114,632
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	5,264,098
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	6,000,000	4,691,211
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. USD LIBOR + 6.500%)	9.318%	9/15/31	4,594,857	1,304,973	(a)(d)

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	7.268%	11/15/32	$1,070,000	$992,516	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	3.768%	10/15/36	360,000	340,095	(a)(d)
GS Mortgage Securities Trust, 2015-GC34 D	2.979%	10/10/48	2,500,000	1,834,108
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.283%	5/10/52	44,637,254	2,150,650	(a)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.245%	5/12/53	16,962,547	1,092,508	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	3.484%	4/25/36	1,126,730	938,406	(a)(d)
Impac CMB Trust, 2004-10 3A1 (1 mo. USD LIBOR + 0.700%)	3.784%	3/25/35	135,784	127,717	(a)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	3.584%	5/25/37	220,443	209,103	(a)(d)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	373,846
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.568%	5/15/28	2,873,012	2,655,920	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.627%	6/13/52	15,752,896	1,036,027	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.723%	2/15/51	52,500	47,099	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	7.068%	12/15/36	2,018,000	1,180,921	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	9.568%	12/15/36	2,106,000	1,146,736	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	2,530,000	2,048,182	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	6.208%	6/15/38	360,000	336,218	(a)(d)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,425,282	1,414,592	(d)(e)(f)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	3.294%	4/25/46	282,641	250,057	(a)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.250%)	7.068%	11/15/36	980,000	922,458	(a)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	17

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Med Trust, 2021-MDLN F (1 mo. USD LIBOR + 4.000%)	6.818%	11/15/38	$3,560,000	$3,292,701	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	501,454	250,214	(a)(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	39,775	19,331	(a)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. USD LIBOR + 0.140%)	3.224%	6/25/36	30,177	7,075	(a)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	2.915%	7/26/45	91,243	91,021	(a)(d)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,097,000	1,688,567	(a)(d)
Multifamily CAS Trust, 2020-1 CE (1 mo. USD LIBOR + 7.500%)	10.584%	3/25/50	4,500,000	4,442,560	(a)(d)
Multifamily Trust, 2016-1 B	0.388%	4/25/46	656,694	657,514	(a)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME	4.544%	8/15/36	1,950,000	1,717,386	(a)(d)
D Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	2,077,000	1,740,377	(a)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	542,570	509,320	(a)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	8.334%	5/25/55	1,125,000	1,115,882	(a)(d)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. USD LIBOR + 0.380%)	0.391%	9/25/46	71,758	68,953	(a)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	3.302%	10/15/36	472,908	448,099	(a)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	5.863%	5/27/23	655,195	631,051	(a)(d)
Redwood Funding Trust, 2019-1 PT	4.468%	9/27/24	6,714,105	6,672,142	(d)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.750%)	5.568%	11/15/27	2,324,000	238,210	(a)(d)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	6.318%	11/15/27	650,000	26,000	(a)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	3.444%	7/25/46	81,588	68,478	(a)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	3.434%	6/25/35	154,246	144,156	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	4.943%	11/11/34	2,223,670	2,095,723	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.480%)	6.123%	11/11/34	4,836,179	4,549,144	(a)(d)

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.252%)	6.895%	11/11/34	$3,602,427	$3,388,611	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	3.206%	6/25/33	18,937	18,057	(a)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	1,370,000	1,209,054
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.672%	4/15/54	12,495,970	1,075,351	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $276,443,594)				244,794,738

ASSET-BACKED SECURITIES - 11.3%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	279,172	(d)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	3,500,000	3,205,178	(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A C	4.240%	9/22/25	4,200,000	4,001,079	(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A C	3.020%	8/20/26	3,700,000	3,293,138	(d)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	770,524	676,340	(d)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,500,000	1,258,848	(d)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	628,988	638,377	(a)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	2,905	2,527	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	3.744%	7/25/36	85,236	82,647	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	5.682%	8/9/24	4,725,000	4,622,896	(a)(d)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	3.114%	8/9/24	2,849,246	2,785,566	(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	773,701	744,121	(a)(d)
CSMC Trust, 2017-RPL1 B1	2.956%	7/25/57	4,076,582	2,879,125	(a)(d)
CSMC Trust, 2017-RPL1 B2	2.956%	7/25/57	4,676,961	3,303,660	(a)(d)
CSMC Trust, 2017-RPL1 B3	2.956%	7/25/57	3,976,476	2,388,564	(a)(d)
CSMC Trust, 2017-RPL1 B4	2.956%	7/25/57	4,089,470	812,954	(a)(d)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,404,241	1,156,398	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	893,752	719,446	(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	19

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

ASSET-BACKED SECURITIES - (continued)
Mercury Financial Credit Card Master Trust, 2021-1A C	4.210%	3/20/26	$5,000,000	$4,563,566	(d)
Navient Private Education Loan Trust, 2020-A B	3.160%	11/15/68	4,510,000	3,707,043	(d)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	4,096,432	(d)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	3.624%	5/25/36	67,480	66,834	(a)(d)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	2,553,718	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	1,274,500	(d)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,631,004	(d)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	6,000,000	5,068,622	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	359,389	(d)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,667,906	(d)
Stonepeak, 2021-1A B	3.821%	2/28/33	2,638,278	2,310,378	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	3.304%	2/25/36	1,360,956	35,990	(a)(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	952,289	797,725	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $79,980,534)				61,983,143

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $632,113,082)				553,403,565

			SHARES
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $767,275)	2.799%		767,275	767,275	(g)

TOTAL INVESTMENTS - 101.0% (Cost - $632,880,357)				554,170,840
Liabilities in Excess of Other Assets - (1.0)%				(5,632,379)

TOTAL NET ASSETS - 100.0%				$548,538,461

See Notes to Schedule of Investments.

20	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2022, the Fund held TBA securities with a total cost of $11,806,969.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2022, the total market value of investments in Affiliated Companies was $767,275 and the cost was $767,275 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	433	12/22	$48,025,377	$46,550,882	$(1,474,495)
U.S. Treasury Long-Term Bonds	597	12/22	81,279,213	75,464,531	(5,814,682)
U.S. Treasury Ultra Long-Term Bonds	57	12/22	8,544,784	7,809,000	(735,784)

					(8,024,961)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2022 Quarterly Report	21

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury 10-Year Notes	91	12/22	$10,623,718	$10,197,688	$426,030
U.S. Treasury Ultra 10-Year Notes	54	12/22	6,645,753	6,398,157	247,596

					673,626

Net unrealized depreciation on open futures contracts					$(7,351,335)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Mortgage Total Return Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

23

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$246,625,684	—	$246,625,684
Collateralized Mortgage Obligations	—	243,380,146	$1,414,592	244,794,738
Asset-Backed Securities	—	61,983,143	—	61,983,143

Total Long-Term Investments	—	551,988,973	1,414,592	553,403,565

Short-Term Investments†	$767,275	—	—	767,275

Total Investments	$767,275	$551,988,973	$1,414,592	$554,170,840

Other Financial Instruments:
Futures Contracts††	$673,626	—	—	$673,626

Total	$1,440,901	$551,988,973	$1,414,592	$554,844,466

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$8,024,961	—	—	$8,024,961

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$59,283,390	$120,407,844	120,407,844	$178,923,959	178,923,959

25

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$30,364	—	$767,275

26